UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6259



                               Stratus Fund, Inc.
                   ------------------------------------------
               (Exact name of registrant as specified in charter)


                               6811 S. 27th Street
                                 P.O. Box 82535
                             Lincoln, NE 68501-2535
                   -------------------------------------------
                    (Address of principal executive offices)


                                  Jon C. Gross
                               Stratus Fund, Inc.
                                 P.O. box 82535
                          Lincoln, Nebraska 68501-2535
                  --------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number:              (402) 323-1794
                                            (888) 769-2362

Date of fiscal year end:            June 30, 2004

Date of reporting period:           December 31, 2003

Item 1.  Report to Stockholders

Attach annual report

                               STRATUS FUND, INC.



                                     GROWTH

                              GOVERNMENT SECURITIES




                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2003

                Growth Institutional Portfolio and S&P 500 Index
               Comparison of Change in Value of $10,000 Investment


[GRAPHIC OMITTED]




    Average Annual Return               End of Period (12/31/2003) Values
    ---------------------               -------------------------------------
    1 Year        26.68%                Growth Institutional     $25,253.21
    5 Years        0.05%                S&P 500                  $29,181.86
    Life of Fund   9.48%



                    Growth Retail Portfolio and S&P 500 Index
     Comparison of Change in Value of $9,550 Investment (Net of Sales Load)

[GRAPHIC OMITTED]


    Average Annual Return               End of Period (12/31/2003) Values
    ---------------------               -------------------------------------
    1 Year        26.73%                Growth Retail        $11,582.09
    5 Years       -0.27%                S&P 500              $12,515.05
    Life of Fund          3.28%

    Results for the Retail Shares reflect payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested. Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares. Growth Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2003. Growth Portfolio Retail Shares for the period January 7, 1998 (inception) through December 31, 2003.

                   Government Securities Institutional Portfolio
               and Merrill Lynch U.S. Treasury Inter-Term Bond Index
                Comparison of Change in Value of $10,000 Investment


[GRAPHIC OMITTED]


Average Annual Return     End of Period (12/31/2003) Values
---------------------     ----------------------------------
1 Year        1.50%       Government Securities Institutional $16,407.31
5 Years       4.94%       Merrill Lynch U.S. Treasury Inter-Term Bond $17,694.31
Life of Fund  4.96%


                     Government Securities Retail Portfolio
               and Merrill Lynch U.S. Treasury Inter-Term Bond Index Comparison of Change in Value of $9,700 Investment (Net of Sales Load)


[GRAPHIC OMITTED]

Average Annual Return      End of Period (12/31/2003) Values
---------------------      ---------------------------------
1 Year        1.20%        Government Securities Retail      $12,801.50
5 Years       4.62%        Merrill Lynch U.S.Treasury Inter-Term Bond $14,119.99
Life of Fund  4.76%

Results for the Retail Shares reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested. Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares. Government Securities Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2003. Government Securities Portfolio Retail Shares for the period January 13, 1998 (inception) through December 31, 2003.
                                        2

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               December 31, 2003

                                   GROWTH FUND
                                                  Percent
                                                   of Net               Fair
   Shares             COMMON STOCK - 98.87%        Assets              Value
   ------             ---------------------        ------              -----

              Auto/Truck/Parts                      1.26%
              -----------------
    8,000     Autozone, Inc.*                                         $681,680

              Building Materials/Construction       0.79%
              -------------------------------
   12,000     Home Depot, Inc.                                         425,880

              Chemicals                             0.85%
              ---------
   11,000     Dow Chemical Company                                     457,270

              Computer Products                     4.53%
              ------------------
   25,000     Cisco Systems, Inc.*                                     607,250
   31,000     Dell Computers *                                       1,052,760
   37,000     EMC Corp.*                                               478,040
   12,000     Juniper Networks*                                        224,160
    2,000     Linear Technology Corp                                    84,140
                                                                     ---------
                                                                     2,446,350

              Computer Software                     2.78%
              -----------------
   17,000     First Data Corp.                                         698,530
   12,000     Fiserv, Inc.                                             474,120
   12,000     Microsoft Corp.                                          330,480
                                                                     ---------
                                                                     1,503,130

              Diversified Operations                5.09%
              ----------------------
       20     Berkshire Hathaway, Inc.*                              1,685,000
    8,000     Danaher Corp                                             734,000
   10,000     Honeywell                                                334,300
                                                                     ---------
                                                                     2,753,300

              Electronics                           8.15%
              -----------
    7,000     Analog Devices*                                          319,550
   16,000     Cubic Corp.                                              368,000
   54,000     Flextronics International Ltd.*                          801,360
   22,000     Intel Corp.                                              708,400
   16,000     QLogic Corp.*                                            825,600
   18,000     Texas Instruments, Inc.                                  528,840
   22,000     Xilinx, Inc.*                                            852,280
                                                                     ---------
                                                                     4,404,030

              Financial Services                   10.64%
              ------------------
   24,000     Citigroup, Inc.                                        1,164,960
   35,000     US Bank                                                1,042,300
   10,000     First Tennessee National Corp.                           441,000
   39,000     MBNA Corp.                                               969,150
   18,000     Merrill Lynch & Co., Inc.                              1,055,700
   17,000     USA Education, Inc.                                      640,560
   11,000     Washington Mutual, Inc.                                  441,320
                                                                     ---------
                                                                     5,754,990

              Food/Beverage/Tobacco                 2.78%
              ---------------------
   25,000     Applebee's International, Inc.                           981,750
   14,000     Sysco Corporation                                        521,220
                                                                     ---------
                                                                     1,502,970

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                   GROWTH FUND
                                                  Percent
                                                   of Net               Fair
   Shares            COMMON STOCK - CONTINUED      Assets              Value
   ------            ------------------------      ------              -----

              Gas-Distribution                      1.95%
              ----------------
   30,000     Questar Corp.                                         $1,054,500

              Household Products/Wares              3.19%
              ------------------------
   35,000     Black & Decker Corp.                                   1,726,200

              Insurance                             1.96%
              ---------
   16,000     American International Group, Inc.                     1,060,480

              Iron/Steel Producers                  0.73%
              --------------------
    7,000     Nucor Corp.                                              392,000

              Machine/Tools                         1.54%
              -------------
   10,000     Caterpillar, Inc.                                        830,200

              Manufacturing                        10.98%
              -------------
   11,000     Avon Products, Inc.                                      742,390
   10,000     Clarcor, Inc.                                            441,000
   27,000     General Electric Co.                                     836,460
   11,000     Harley-Davidson, Inc.                                    522,830
   11,000     Illinois Tool Works, Inc.                                923,010
   20,000     3M Company                                             1,700,600
   29,000     Tyco International Ltd.                                  768,500
                                                                     ---------
                                                                     5,934,790

              Medical Supplies/Services             8.63%
              -------------------------
    7,000     Cardinal Health, Inc.                                    428,120
   18,000     Quest Diagnostics, Inc.*                               1,315,980
    6,000     Genetech, Inc.*                                          561,420
    9,000     Lincare Holdings *                                       270,270
   11,000     Stryker Corporation                                      935,110
   14,000     Tenet Healthcare Corp.*                                  224,700
   16,000     UnitedHealth Group, Inc.                                 930,880
                                                                     ---------
                                                                     4,666,480

              Metals/Mining                         2.60%
              -------------
   37,000     Alcoa Inc.                                             1,406,000

              Oil Company-Integrated                4.54%
              ----------------------
   29,000     Occidental Petroleum Corp.                             1,224,960
   30,000     Exxon Mobil Corp.                                      1,230,000
                                                                     ---------
                                                                     2,454,960

              Oil Co Exploration & Production       1.05%
              -------------------------------
    7,000     Apache Corporation                                       567,700

              Pharmaceutical/Medical                1.72%
              ----------------------
    9,000     AmerisourceBergen Corp.                                  505,350
   12,000     Pfizer, Inc.                                             423,960
                                                                       -------
                                                                       929,310

              Precision Instrument                  0.92%
              --------------------
   15,000     Waters Corp                                              497,400

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                   GROWTH FUND
                                                  Percent
                                                   of Net               Fair
   Shares            COMMON STOCK - CONTINUED      Assets              Value
   ------            ------------------------      ------              -----

              Publishing/Printing                   0.49%
              -------------------
    3,000     Gannett, Inc.                                           $267,480

              Restaurant/Food Service               0.66%
              -----------------------
    9,000     Panera Bread*                                            355,770

              Retail Store                          7.21%
              ------------
   13,000     Bed Bath & Beyond, Inc.*                                 563,550
   22,000     Best Buy Company, Inc.*                                1,149,280
   30,000     CVS Corp.                                              1,083,600
   17,000     Lowe's Companies, Inc.                                   941,630
    3,000     Wal-Mart Stores, Inc.                                    159,150
                                                                     ---------
                                                                     3,897,210

              Schools                               2.18%
              -------
   10,000     Apollo Group, Inc.                                       680,000
    9,000     Corinthian Colleges, Inc.*                               500,040
                                                                     ---------
                                                                     1,180,040

              Telecommunications                    3.58%
              ------------------
   35,000     Nokia Corp.                                              595,000
   34,000     Nextel Communications, Inc.*                             954,040
   11,000     Verizon Communications                                   385,880
                                                                     ---------
                                                                     1,934,920

              Telecommunication Equipment           1.50%
              ---------------------------
   15,000     Qualcomm, Inc.                                           808,950

              Transportation                        2.74%
              --------------
    5,000     Expeditors International                                 188,300
   50,000     Southwest Airlines Co.                                   807,000
    7,000     Union Pacific Corp                                       486,360
                                                                     ---------
                                                                     1,481,660

              Web Portals/ISP                       0.58%
              ---------------
    7,000     Yahoo, Inc. *                                            316,190


              Wholesale Special Line                3.28%
              ----------------------
   39,000     Dentsply, Inc.                                         1,761,630
                                                                     ---------


              Total investment in securities
              (cost $44,859,127)                   98.87%          $53,453,470
              Cash equivalents                      1.11%              599,316
              Other assets, less liabilities        0.02%               10,171
                                                  -------          -----------
              NET ASSETS                          100.00%          $54,062,957
                                                  =======          ===========

*Indicates nonincome-producing security

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               December 31, 2003

                         GOVERNMENT SECURITIES PORTFOLIO


                                                          Percent
 Principal                                                of Net         Fair
  Amount              U.S. Government Securities           Assets       Value
  ------              --------------------------           ------       -----

             Government Agency Bonds                       66.33%
             -----------------------
$3,000,000   Federal Farm Credit Bank 3.71% due 9/24/07               $3,045,300
 1,000,000   Federal Farm Credit Bank  2.50%  due  3/15/06             1,007,415
 1,000,000   Federal Home Loan Bank 3.25% due 8/15/05                  1,024,618
 2,000,000   Federal Home Loan Bank 4.625% due 8/13/04                 2,041,466
 3,500,000   Federal Home Loan Bank 5.375% due 5/15/06                 3,749,246
 2,000,000   Federal Home Loan Bank 6.21% due 11/04/04                 2,081,744
 3,000,000   Federal Home Loan Bank 4.875% due 5/15/07                 3,188,541
 1,500,000   Federal Home Loan Bank  6.09%  due 6/02/06                1,632,706
 2,000,000   Federal Home Loan Bank  3.625%  due 11/14/08              2,011,492
 2,000,000   Federal Home Loan Mtg.  4.50% due 8/15/04                 2,040,276
 1,000,000   Federal Home Loan Mtg.  5.00% due 5/16/07                 1,046,154
 1,000,000   Federal Home Loan Mtg.  5.81% due 4/04/08                 1,103,649
 1,000,000   Federal National Mtg. Assn. 4.45%  due 5/03/05            1,011,979
 1,000,000   Federal National Mtg. Assn. 5.75%  due 6/15/05            1,059,862
 3,005,000   Federal National Mtg. Assn  3.34%  due 2/06/07            3,010,809
 3,000,000   Federal National Mtg. Assn 2.35% due 7/28/06              3,002,829
 3,000,000   Federal National Mtg. Assn 3.25%  due 11/15/07            3,018,996
 2,000,000   Federal National Mtg. Assn. 6.35%  due 6/10/05            2,139,682
                                                                       ---------
                                                                      37,216,764

             Mortgage Backed Securities                    25.91%
             --------------------------
 1,139,841   Federal National Mtg. Assn. Pool 6.00%  due 3/1/17        1,196,462
 1,231,392   Federal National Mtg. Assn. Pool 5.50%  due 11/01/16      1,277,251
 1,069,388   Federal National Mtg. Assn. Pool 5.50%  due 9/1/17        1,109,529
 1,830,676   Federal National Mtg. Assn. Pool 5.00%  due 2/01/18       1,866,746
 1,126,664   Federal National Mtg. Assn. Pool 5.00%  due 10/01/12      1,155,250
   165,366   Federal National Mtg. Assn. Pool 5.50%  due 3/01/17         171,598
   855,124   Federal National Mtg. Assn. Pool 6.00%  due 6/01/16         897,827
   805,409   Federal National Mtg. Assn. Pool 6.00%  due 12/01/16        845,952
 2,194,711   Government National Mtg. Assn. Pool 4.00%  due 8/20/32    2,185,473
 3,809,834   Government National Mtg. Assn. Pool 4.50% due 5/15/18     3,831,127
                                                                       ---------
                                                                      14,537,215

             Treasury Notes/Bonds                           1.78%
             --------------------
 1,000,000   US Treasury Note  3.125%  due 10/15/08                      998,086


             Corporate Bonds                                4.58%
             ---------------
 1,500,000   Wachovia 6.70% due 6/21/04                                1,538,317
 1,000,000   Wal-Mart 6.55% due 8/10/04                                1,031,714
                                                                       ---------
                                                                       2,570,031

             Total investment in securities
             (cost $54,244,517)                            98.60%    $55,322,096
             Cash equivalents                               0.73%        410,860
             Other assets, less liabilities                 0.67%        375,338
                                                            -----    -----------
             TOTAL NET ASSETS                             100.00%    $56,108,294
                                                          =======    ===========



                               STRATUS FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2003
                                  (Unaudited)


                                                                             Government
                                                              Growth         Securities
                                                             Portfolio        Portfolio
                                                           ------------     ------------
Assets:
     Investments in securities, at fair value
      (cost $44,859,127 and $54,244,517)                    $53,453,470      $55,322,096
     Cash equivalents                                           599,316          410,860
     Accrued interest and dividends receivable                   57,412          412,586
                                                           ------------     ------------
         Total assets                                       $54,110,198      $56,145,542
                                                           ============     ============

Liabilities:
     Accrued expenses, including investment
       management and distribution expense payable to
       adviser, administrator and distributor (note 3)           47,238           37,248
     Commissions payable for fund shares sold                         3                -
                                                           ------------     ------------
         Total liabilities                                       47,241           37,248
                                                           ------------     ------------
Net assets applicable to outstanding capital stock          $54,062,957      $56,108,294
                                                           ============     ============

Net assets are represented by:
     Capital stock, authorized 20 million and
       10 million shares; outstanding,
       at $.001 par (note 5)                                     $3,983           $5,562
     Additional paid-in capital                              54,466,719       55,565,292
     Accumulated undistributed net investment income              2,460           28,312
     Accumulated net realized loss on investments            (9,004,548)        (568,451)
     Unrealized appreciation (note 4)                         8,594,343        1,077,579
                                                           ------------     ------------
         Total net assets applicable to shares outstanding  $54,062,957      $56,108,294
                                                           ============     ============

Shares outstanding and net asset value per share
     Institutional Shares of Capital Stock Outstanding        3,920,882        5,546,919
     Net Asset Value and offering price
     per share - Institutional Shares                            $13.58           $10.09
                                                                 ======           ======

     Retail Shares of Capital Stock Outstanding                  61,627           14,833
     Net Asset Value per share - Retail Shares                   $13.37           $10.09
     Maximum sales charge (note 3)                                 0.63             0.31
                                                                -------           ------
     Maximum offering price to public                            $14.00           $10.40
                                                                =======           ======

     See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                             STATEMENT OF OPERATIONS
                       Six Months Ended December 31, 2003
                                   (Unaudited)


                                                                           Government
                                                            Growth          Securities
                                                          Portfolio         Portfolio
                                                         ------------    --------------
Investment income:
      Dividends                                             $254,464         $   10,178
      Interest                                                    -           1,187,627
                                                            --------          ---------
           Total investment income                           254,464          1,197,805
                                                            --------          ---------

Expenses (note 3):
      Investment advisory fees                               192,888            145,074
      Administration fees                                     64,320             72,472
      Distribution expenses - Retail Class                     1,209                298
      Accounting                                              11,724             12,036
      Securities pricing                                       2,601              2,879
      Other operating expenses                                35,067             35,994
                                                            ---------         ---------
          Total expenses                                     307,809            268,753
                                                            ---------         ---------
           Net investment income (loss)                     ($53,345)          $929,052
                                                            =========         =========

Realized and unrealized gain (loss) on
      investments (note 4):
      Net realized gain (loss)                            $2,375,430           ($28,682)
      Net unrealized appreciation (depreciation)
           Beginning of period                            (3,640,699)        (1,887,000)
           End of period                                   8,594,343          1,077,579
                                                          ----------          ----------
             Net unrealized appreciation (depreciation)   4,953,644            (809,421)
                                                          ----------          ----------
             Net realized and unrealized gain (loss)
               on investments                             7,329,074            (838,103)
                                                          ----------           ---------

Net increase in net assets
      resulting from operations                           $7,275,729            $90,949
                                                         ===========            =======

      See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                   Six Months Ended December 31, 2003 and the
                            Year Ended June 30, 2003


                                                                                                  Government
                                                               Growth                             Securities
                                                             Portfolio                             Portfolio
                                                   --------------------------------- --------------------------------
                                                      Period Ended                      Period Ended
                                                   December 31, 2003   Year Ended    December 31, 2003   Year Ended
                                                       (Unaudited)    June 30, 2003      (Unaudited)    June 30, 2003
                                                   ----------------- --------------- ----------------- --------------
Operations:
       Net investment income (loss)                    $   (53,345)    $     2,460        $   929,052    $2,131,686
       Net realized gain (loss) on investments           2,375,430      (2,363,565)           (28,682)      (93,418)
       Unrealized appreciation (depreciation)            4,953,644          21,053           (809,421)      514,519
                                                    ---------------    ------------     --------------  -----------
            Net increase (decrease) in net assets
              resting from operations                    7,275,729      (2,340,052)            90,949     2,552,787
                                                    ---------------    ------------     --------------  -----------

Distributions to shareholders from:
       Net investment income
            Institutional Class                                  -               -            930,520     2,117,506
            Retail Class                                         -               -              2,778         8,367
                                                    ---------------    ------------     --------------  -----------
                                                                 -               -            933,298     2,125,873
       Net realized gains
            Institutional Class                                  -               -                  -             -
            Retail Class                                         -               -                  -             -
                                                    ---------------    ------------     --------------  -----------
                                                                 -               -                  -             -

                                                    ---------------    ------------     --------------  -----------
              Total Distributions                                -               -            933,298     2,125,873

Capital share transactions (note 5):
       Proceeds from sales                               3,258,701       8,676,160         10,041,091    29,530,880
       Payment for redemptions                          (4,371,310)    (10,238,940)       (12,967,418)  (17,115,191)
       Reinvestment of net investment income,
         tax return of captial and net realized gain
         distributions at net asset value                        -               -            631,583     1,490,276
                                                    ---------------    ------------     --------------  -----------
            Total increase (decrease) from capital
              share transactions                        (1,112,609)     (1,562,780)        (2,294,744)   13,905,965
                                                    ---------------    ------------     --------------  -----------
           Total increase (decrease) in net assets       6,163,120      (3,902,832)        (3,137,093)   14,332,879

Net Assets:
       Beginning of period                              47,899,837      51,802,669         59,245,387    44,912,508
                                                    ---------------    ------------     --------------  -----------
       End of period                                   $54,062,957     $47,899,837        $56,108,294   $59,245,387
                                                    ===============    ============     ==============  ===========

Undistributed net investment income:                   $     2,460     $     2,460        $    28,312   $    32,558
                                                    ===============    ============     ==============  ===========


       See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 2003 and the
              Years Ended June 30, 2003, 2002, 2001, 2000 and 1999


                                                                          Growth Portfolio- Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Period Ended
                                                   Dec. 31, 2003
                                                     (Unaudited)        2003          2002          2001       2000          1999
                                                    ------------        ----          ----          ----       ----          ----
Net asset value:
     Beginning of period                                 $11.78        $12.27        $14.05       $17.99       $19.51        $18.53
                                                         ------        ------        ------       ------       ------        ------
     Income (Loss) from investment operations:
          Net investment income (loss)                    (0.01)         0.00          0.00         0.01         0.00          0.06
          Net realized and unrealized gain (loss)
            on investments                                 1.81         (0.49)        (1.77)       (2.20)        1.31          2.53
                                                          -----        ------        ------       -------       -----         -----
     Total income (loss) from investment operations        1.80         (0.49)        (1.77)       (2.19)        1.31          2.59
                                                          -----        ------        ------       -------       -----         -----

     Less distributions:
     Dividends from net investment income                  0.00          0.00          0.00        (0.01)        0.00         (0.06)
     Distribution from capital gains                       0.00          0.00          0.00        (1.74)       (2.83)        (1.55)
     Tax return of capital                                 0.00          0.00         (0.01)        0.00         0.00          0.00
                                                          -----         -----         ------       ------       ------        ------
          Total distributions                              0.00          0.00         (0.01)       (1.75)       (2.83)        (1.61)
                                                          -----         -----         ------       ------       ------        ------

          End of period                                  $13.58        $11.78        $12.27       $14.05       $17.99        $19.51
                                                         ------        ------        ------       ------       ------        ------

Total return:                                             26.68%       (3.99%)       (12.63%)    (12.76%)        7.52%        16.34%
                                                         ------       -------      --------     --------        -----        ------

Ratios/Supplemental data:
     Net assets, end of period                      $53,238,946   $47,152,162   $50,848,523  $59,406,608  $71,607,938   $65,011,189
     Ratio of expenses to average net assets               1.19%         1.09%         1.10%        1.10%        1.11%         1.05%
     Ratio of net income (loss) to
     average net assets                                    (.20%)        0.01%        (0.01%)       0.04%        0.02%         0.31%
     Portfolio turnover rate                              25.94%       113.06%        92.57%      153.17%      178.43%       194.23%


     See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 2003 and the
              Years Ended June 30, 2003, 2002, 2001, 2000 and 1999


                                                                    Growth Portfolio- Retail Class
-----------------------------------------------------------------------------------------------------------------------------
                                                    Period Ended
                                                   Dec. 31, 2003
                                                     (Unaudited)        2003       2002        2001        2000         1999
                                                    ------------        ----       ----        ----        ----         ----
Net asset value:
   Beginning of period                                  $11.59        $12.12      $13.93      $17.93      $19.51      $18.52
                                                        ------        ------      ------      ------      ------      ------

   Income (Loss) from investment operations:
        Net investment income (loss)                     (0.03)        (0.03)      (0.04)      (0.04)      (0.05)       0.00
        Net realized and unrealized gain (loss)
          on investments                                  1.81         (0.50)      (1.76)      (2.20)       1.31        2.47
                                                        ------        ------      ------      ------      ------      ------
   Total income (loss) from investment operations         1.78         (0.53)      (1.80)      (2.24)       1.26        2.47
                                                        ------        ------      ------      ------      ------      ------

   Less distributions:
   Dividends from net investment income                   0.00          0.00        0.00        0.00        0.00        0.00
   Distribution from capital gains                        0.00          0.00        0.00       (1.76)      (2.84)      (1.48)
   Tax Return of capital                                  0.00          0.00       (0.01)       0.00        0.00        0.00
                                                        ------        ------      ------      ------      ------      ------
        Total distributions                               0.00          0.00       (0.01)      (1.76)      (2.84)      (1.48)
                                                        ------        ------      ------      ------      ------      ------

        End of period                                   $13.37 (a)    $11.59 (a)  $12.12 (a)  $13.93 (a)  $17.93 (a)  $19.51 (a)
                                                        ------        ------      ------      ------      ------      ------

Total return:                                            26.73% (a)    (4.37%)(a) (13.02%)(a) (13.10%)(a)   7.18% (a)  16.09%(a)
                                                        ------        ------      ------      ------      ------      ------

Ratios/Supplemental data:
   Net assets, end of period                          $824,012      $747,675    $954,146  $1,259,412  $1,817,151  $1,292,742
   Ratio of expenses to average net assets                1.49%         1.39%       1.40%       1.40%       1.41%       1.35%
   Ratio of net income (loss) to average net             (0.50%)       (0.29%)     (0.31%)     (0.26%)     (0.28%)      0.01%
   Portfolio turnover rate                               25.94%       113.06%      92.57%     153.17%     178.43%     194.23%

(a) Excludes maximum sales load of 4.5%


   See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 2003 and the
              Years Ended June 30, 2003, 2002, 2001, 2000 and 1999


                                                    Government Securities Portfolio- Institutional Class
---------------------------------------------------------------------------------------------------------------------------------
                                                    Period Ended
                                                   Dec. 31, 2003
                                                     (Unaudited)      2003        2002          2001          2000         1999
                                                    ------------      ----        ----          ----          ----         ----
Net asset value:
   Beginning of period                                 $10.23        $10.13        $9.95        $9.64         $9.79        $9.88
                                                       ------        ------       ------       ------        ------       ------
   Income from investment operations:
        Net investment income                            0.17          0.39         0.47         0.52          0.52         0.51
        Net realized and unrealized gain (loss)
          on investments                                (0.15)         0.10         0.17         0.30         (0.15)       (0.09)
                                                       ------        ------       ------       ------        ------       ------
   Total income from investment operations               0.02          0.49         0.64         0.82          0.37         0.42
                                                       ------        ------       ------       ------        ------       ------

   Less distributions:
   Dividends from net investment income                 (0.16)        (0.39)       (0.46)       (0.51)        (0.52)       (0.51)
                                                       ------        ------       ------       ------        ------       ------

        End of period                                  $10.09        $10.23       $10.13        $9.95         $9.64        $9.79
                                                       ------        ------       ------       ------        ------       ------

Total return:                                            1.50%         4.90%        6.59%        8.74%         3.89%        4.33%
                                                       ------        ------       ------       ------        ------       ------

Ratios/Supplemental data:
   Net assets, end of period                      $55,958,664   $58,985,045  $44,741,225  $36,158,350   $32,659,584  $29,321,012
   Ratio of expenses to average net assets               0.93%         0.83%        0.85%        0.86%         0.85%        0.80%
   Ratio of net income to average net assets             3.20%         3.82%        4.64%        5.26%         5.35%        5.13%
   Portfolio turnover rate                              26.31%        21.68%       36.61%      109.69%        30.55%       18.66%


   See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 2003 and the
              Years Ended June 30, 2003, 2002, 2001, 2000 and 1999


                                                                Government Securities Portfolio- Retail Class
-----------------------------------------------------------------------------------------------------------------------------
                                                    Period Ended
                                                   Dec. 31, 2003
                                                     (Unaudited)        2003       2002        2001        2000         1999
                                                    ------------        ----       ----        ----        ----         ----
Net asset value:
   Beginning of period                                 $10.23        $10.13       $9.95       $9.64        $9.79       $9.89
                                                       ------        ------       ------     ------       ------      ------
   Income from investment operations:
        Net investment income                            0.15          0.36        0.44        0.48         0.49        0.48
        Net realized and unrealized gain (loss)
          on investments                                (0.15)         0.09        0.17        0.31        (0.15)      (0.09)
                                                       ------        ------       ------     ------       ------      ------
   Total income from investment operations               0.00          0.45        0.61        0.79         0.34        0.39
                                                       ------        ------       ------     ------       ------      ------

   Less distributions:
   Dividends from net investment income                 (0.14)        (0.35)      (0.43)      (0.48)       (0.49)      (0.49)
                                                       ------        ------       ------     ------       ------      ------

        End of period                                  $10.09 (a)    $10.23 (a)  $10.13 (a)   $9.95 (a)    $9.64 (a)   $9.79 (a)
                                                       ------        ------       ------     ------       ------      ------

Total return:                                            1.20% (a)     4.56% (a)   6.28% (a)   8.45% (a)    3.58% (a)   3.96% (a)
                                                       ------        ------       ------     ------       ------      ------

Ratios/Supplemental data:
   Net assets, end of period                         $149,630      $260,342    $171,283    $155,063     $233,172    $167,494
   Ratio of expenses to average net assets               1.23%         1.13%       1.15%       1.16%        1.15%       1.10%
   Ratio of net income to average net assets             2.90%         3.52%       4.34%       4.96%        5.05%       4.83%
   Portfolio turnover rate                              26.31%        21.68%      36.61%     109.69%       30.55%      18.66%

(a)Excludes maximum sales load of 3.0%


   See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

1.   ORGANIZATION
     ------------
     Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At December 31, 2003, the following series are presently authorized and have shares outstanding:

        Growth Portfolio                  Government Securities Portfolio

     Each portfolio has two classes of shares authorized and outstanding: retail and institutional.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     ------------------------------------------
     The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

     USE OF ESTIMATES: In preparing the financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     VALUATION OF INVESTMENTS
     Investment securities are carried at fair value determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds, restricted securities, or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     ------------------------------------------------------
     All securities are valued at the close of each business day.

     The Growth Portfolio is authorized to purchase exchange-traded put and call options. At December 31, 2003, the Growth Portfolio had no such exchange traded options nor were any purchased during the six months then ended.

     The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale). When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer. The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities. A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received.

     SECURITY TRANSACTIONS
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains and losses are determined by specifically identifying the issue sold.

     EXPENSES
     With the exception of class specific expenses, each Portfolio allocates expenses as well as revenue and gains and losses to its classes based on relative net assets to total Portfolio net assets. Class specific expenses are borne solely by that class.

     FEDERAL INCOME TAXES
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     ------------------------------------------------------
     net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized loss carry forwards have been offset or expired. The losses will expire in 8 years. Each Portfolio prepares its tax return on an accrual basis. The Growth Portfolio and the Government Securities Portfolio had an unused capital loss carry forwards of approximately $9,009,645 and $478,579, respectively, available for federal income tax purposes at December 31, 2003. The losses begin expiring in 2004 for the Government Securities Portfolio and in 2006 for the Growth Portfolio.

     DISTRIBUTION TO SHAREHOLDERS

     Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities Portfolio declares dividends monthly and the Growth Portfolio declares dividends semi-annually. The dividends declared become payable immediately. Net realized gains, if any, are distributed annually.

     CASH EQUIVALENTS
     Cash equivalents consist of money market funds which declare dividends daily. As of December 31, 2003 the average yield on such funds was approximately 0.79%.

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS
     ---------------------------------------------
     The Fund and each of its Portfolios have retained Union Investment Advisors, Inc. (the Adviser) as the investment adviser for, and Union Bank & Trust Company (UBATCO) as the custodian of, the Fund's assets.

     Under the investment advisory agreement the Adviser is to receive fees for services rendered at the following advisory fee rates per annum of their average daily net assets of the Portfolios:

               Portfolio                           Annual Fee Rate
               -----------------------------       ---------------
               Growth                                  .75%
               Government Securities                   .50%

     At a meeting held on September 15, 2003, the Fund's Board of Directors determined that the investment advisory agreements between the Fund and the Adviser for the Growth Portfolio and the Government Securities Portfolio dated October 30, 1992 and August 1, 1993, had terminated by their own terms. Those investment advisory agreements terminated because a majority of the Fund's independent directors were not present at the Board of Directors meeting held on July 20, 2001, at which the renewal of the agreements was approved, as required by the Investment Company Act.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)
     ---------------------------------------------------------
     At its meeting on September 15, 2003, the Board of Directors approved a new investment advisory agreement with the Adviser for the Growth Portfolio and the Government Securities Portfolio having the same terms as the prior advisory agreements. The Board of Directors further recommended that the shareholders of the Fund approve the new investment advisory agreement at a special shareholders meeting, as required by the Investment Company Act. Pending shareholder approval, fees payable to the Adviser under the new investment advisory agreement are being held in escrow by the Fund's custodian.

     The Fund and each of its Portfolios have retained Adminisystems, Inc. (the Administrator) to act as their transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The Administrator is a related party to the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets. The Fund has selected UFS Securities, LLC (the Distributor), a company related through common management, to act as the underwriter and distributor of the fund's shares. Retail shares for the Growth portfolio include a maximum sales charge of 4.5%. Retail shares for the Government Securities portfolio include a maximum sales charge of 3.0%. For sales of both Portfolios of $50,000 or more, the sales charge is reduced. Pursuant to the shareholder approved distribution plan under Rule 12b-1, Retail shares of each portfolio will compensate the distributor for distribution of the portfolio's shares, however, under no circumstances shall such payments exceed .50% per annum of the average daily net assets of the Portfolio's Retail shares. The Distributor received $174 and paid out $139 of this amount as commissions and dealer reallowances. Institutional shares for both portfolios are not charged sales charges or 12b-1 fees.

     Under the terms of the advisory, administrative and distribution agreements outlined above, the Portfolios collectively incurred $337,962; $136,791 and $1,506 for such services. All of the amount paid to the Distributor was to Union Bank & Trust Company under a Dealer Service Agreement.

     At December 31, 2003, the following accrued investment advisory and administrative fees were payable to the Adviser and Administrator.

                                   Payable to   Payable to    Payable to
                                     Adviser   Administrator Distributor   Total
                                     -------   ------------- -----------  ------
     Growth Portfolio                $33,906    $ 11,302         $592    $45,800
     Government Securities Portfolio  23,858      11,864           42     35,764

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)
     ---------------------------------------------------------
     In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios used UFS Securities, LLC, to effect security trades on their behalf. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transactions in selecting brokers to affect trades.

     At December 31, 2003, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                          Shares          Value
                                                          ------          -----
     Growth Portfolio Institutional Class                 452,087     $6,139,335
     Growth Portfolio Retail Class                           -             -
     Government Securities Portfolio Institutional Class  373,562     3,769,243
     Government Securities Portfolio Retail Class            -             -

     At December 31, 2003, UBATCO held, in nominee name, the following in each
     Portfolio:
                                                           Shares        Value
                                                           ------        -----
     Growth Portfolio Institutional Class                 3,915,477  $53,172,182
     Growth Portfolio Retail Class                           48,736      651,594
     Government Securities Portfolio Institutional Class  5,544,297   55,941,954
     Government Securities Portfolio Retail Class            13,326      134,459

4.   SECURITIES TRANSACTIONS
     -----------------------
     Purchases of securities and proceeds from sales were as follows for each
     Portfolio:

                                                                     Proceeds
                                     Purchases       Proceeds       From Calls
                                     Of Securities   From Sales    & Maturities
                                     -------------   ----------    ------------

     Growth Portfolio                 $12,949,179   $14,122,581    $     -
     Government Securities Portfolio   21,437,829     6,467,848     8,000,000

                              STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

4.   SECURITIES TRANSACTIONS (CONTINUED)
     -----------------------------------
     At December 31, 2003, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:

                                                        Aggregate Gross
                                                          Unrealized
                                                        ---------------
                                               Appreciation         Depreciation
                                               ------------         ------------
      Growth Portfolio                         $10,313,173          $ 1,718,830
      Government Securities Portfolio            1,160,713               83,134


5.   CAPITAL SHARE TRANSACTIONS
     --------------------------
     The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share.

     Transactions in the capital stock of each Portfolio for the six months ended December 31, 2003 were as follows:

                                                  Growth             Growth
                                                 Portfolio          Portfolio
                                           Institutional Shares   Retail Shares
                                           --------------------   -------------
         Transactions in shares:
           Shares sold                            256,524               1,156
           Shares redeemed                       (339,711)             (4,033)
           Reinvested dividends                      -                    -
                                               -----------        ------------
           Net decrease                         (  83,187)             (2,877)
                                               ===========        ============

         Transactions in dollars:
           Dollars sold                       $ 3,244,505            $ 14,196
           Dollars redeemed                    (4,319,336)            (51,974)
           Reinvested dividends                      -                    -
                                              ------------        ------------
           Net decrease                       $(1,074,831)          $ (37,778)
                                              ============        ============

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

5.    CAPITAL SHARE TRANSACTIONS (CONTINUED)
      -------------------------------------

                                          Government           Government
                                     Securities Portfolio  Securities Portfolio
                                      Institutional Shares     Retail Shares
                                      --------------------     -------------
         Transactions in shares:
           Shares sold                         989,886              265
           Shares redeemed                  (1,270,214)         (11,130)
           Reinvested dividends                 62,299              253
                                            -----------         --------
           Net decrease                       (218,029)         (10,612)
                                            ===========         ========

        Transactions in dollars:

           Dollars sold                   $ 10,038,411          $ 2,679
           Dollars redeemed                (12,854,756)        (112,661)
           Reinvested dividends                629,031            2,552
                                          -------------       ----------
           Net decrease                   $ (2,187,314)       $(107,430)
                                          =============       ==========

Item 2.  Code of Ethics

Not applicable.

Item 3.  Audit Committee Financial Expert

Not applicable.

Item 4.  Principal Accountant Fees and Services

Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10.  Controls and Procedures

An evaluation was performed by the officers of Stratus Fund, Inc. (the "Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls or in other factors that could significantly affect those controls subsequent to the date of the evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits

(a) (1)   Not applicable.
    (2) Certification for each principal executive and principal financial officer of the registrant as required by Rule
          30a-2(a) under the Investment Company Act.
    (3)   Not applicable.

(b) Certifications required by Section 1350 of Chapter 63 of Title 18 of the United States Code.


SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Stratus Fund, Inc.

By  /s/ Jon C. Gross
-------------------------------
        Jon C. Gross
        President
        (Principal Executive Officer)

Date:  February 23, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Jon C. Gross
-------------------------------
        Jon C. Gross
        President
        (Principal Executive Officer)

Date:  February 23, 2004


By  /s/ Jeffrey Jewell
-------------------------------
        Jeffrey Jewell
        Vice-President and Chief Financial Officer
        (Principal Financial Officer)

Date:  February 23, 2004

                                       3